Condensed Consolidated Statements of Income and Comprehensive Income (Loss) (Unaudited) (Parentheticals) - $ / shares	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Income Statement [Abstract]
Weighted average number of ordinary shares outstanding – diluted	29,735,240	25,638,122
Earnings per ordinary share – diluted	$ 0.03	$ 0.05